Shareholder Report, Holdings (Details) - C000009559 [Member]	Jun. 30, 2024
Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.54%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.11%
Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.68%